Summary of Significant Accounting Policies (Policies)	3 Months Ended
Sep. 30, 2019
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2019.

(i) Going concern

For the three months ended September 30, 2019, the Group incurred a total comprehensive loss after income tax of $6.2 million and had net cash outflows from operations of $15.6 million. As of September 30, 2019, the Group held total cash and cash equivalents of $34.5 million. As of September 30, 2019, the Group recognized funds receivable from revenues of $15.0 million pursuant to a strategic partnership with Grünenthal GmbH (“Grünenthal”), on October 1, 2019 the proceeds of which were received and recognized in cash and cash equivalents. On October 3, 2019 the Group raised gross proceeds of A$75.0 million (US$50.5 million) through the placement of 37.5 million new fully-paid Mesoblast ordinary shares.

Additionally, over the next 12 months the Group may receive up to an additional $30.0 million in milestone payments under the strategic partnership with Grünenthal and a further $35.0 million under the agreements with Hercules Capital, Inc. (“Hercules”) and NovaQuest Capital Management, L.L.C. (“NovaQuest”).

There is uncertainty related to the Group’s ability to access payments from the strategic partnership with Grünenthal or to draw down funds from Hercules and NovaQuest. The ability of the Group to continue as a going concern and meet its debts and commitments as they fall due are dependent upon meeting the milestones under our Grünenthal and NovaQuest agreements, and drawing on remaining funds under our Hercules agreement, or entering into additional strategic partnerships for our product candidates, or equity-based financings.

Management and the directors believe that the Group will be successful in the above matters and, accordingly, have prepared the financial report on a going concern basis, notwithstanding that there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and that it may be unable to realize its assets and liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board standards.

(ii) New and amended standards adopted by the Group

Leases

The Group adopted IFRS 16 Leases on July 1, 2019. Our principal accounting policy from July 1, 2019, are that leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. For principal accounting policies relating to the comparative year, refer to our annual report on Form 20-F for the year ended June 30, 2019. In accordance with the transition provisions in IFRS 16 the new rules have been adopted retrospectively with the cumulative effect of initially applying the new standard recognized on July 1, 2019. Comparatives have not been restated as permitted under the specific transition provisions in the standard.

On adoption of IFRS16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the incremental borrowing rate as of July 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on July 1, 2019 was 6.52%. A reconciliation between the operating lease commitments disclosed applying IAS 17 at June 30, 2019 and the lease liabilities recognized at July 1, 2019 is described in Note 13.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	Fixed payments (including in-substance fixed payments), less any lease incentives receivable
•	variable lease payment that are based on an index or a rate
•	amounts expected to be payable by the lessee under residual value guarantees
•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability
•	any lease payments made at or before the commencement date, less any lease incentives received
•	any initial direct costs, and
•	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture.

      In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments, necessary to a fair statement of the results for the interim periods. Other than the new and amended standards adopted by the Group above these interim financial statements follow the same accounting policies as compared to the June 30, 2019 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.

(iii) New accounting standards and interpretations not yet adopted by the Group

There were no new accounting standards and interpretations not yet adopted by the Group for the September 30, 2019 reporting period.